Risk Management and Report (Details) - Schedule of Adverse scenario market factors fluctuations	12 Months Ended
Dec. 31, 2022
Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLP Derivatives [Member] | Less than 1 year [Member]
Risk Management and Report (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	5
Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLP Derivatives [Member] | Greater than 1 year [Member]
Risk Management and Report (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	9
Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLP Bonds [Member] | Less than 1 year [Member]
Risk Management and Report (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	226
Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLP Bonds [Member] | Greater than 1 year [Member]
Risk Management and Report (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	124
Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLF Derivatives [Member] | Less than 1 year [Member]
Risk Management and Report (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	124
Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLF Derivatives [Member] | Greater than 1 year [Member]
Risk Management and Report (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	42
Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLF Bonds [Member] | Less than 1 year [Member]
Risk Management and Report (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	236
Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLF Bonds [Member] | Greater than 1 year [Member]
Risk Management and Report (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	153
Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book USD Offshore Libor Derivatives [Member] | Less than 1 year [Member]
Risk Management and Report (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	(20)
Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book USD Offshore Libor Derivatives [Member] | Greater than 1 year [Member]
Risk Management and Report (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	7
Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book Spread USD On/Off Derivatives [Member] | Less than 1 year [Member]
Risk Management and Report (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	(41)
Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book Spread USD On/Off Derivatives [Member] | Greater than 1 year [Member]
Risk Management and Report (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	(24)
Average Fluctuations of Market Factors for Maximum Stress Scenario AFS Portfolio CLP Bonds [Member] | Less than 1 year [Member]
Risk Management and Report (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	245
Average Fluctuations of Market Factors for Maximum Stress Scenario AFS Portfolio CLP Bonds [Member] | Greater than 1 year [Member]
Risk Management and Report (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	163
Average Fluctuations of Market Factors for Maximum Stress Scenario AFS Portfolio CLF Bonds [Member] | Less than 1 year [Member]
Risk Management and Report (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	262
Average Fluctuations of Market Factors for Maximum Stress Scenario AFS Portfolio CLF Bonds [Member] | Greater than 1 year [Member]
Risk Management and Report (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	201
Average Fluctuations of Market Factors for Maximum Stress Scenario AFS Portfolio USD Offshore Libor Derivatives [Member] | Less than 1 year [Member]
Risk Management and Report (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	16
Average Fluctuations of Market Factors for Maximum Stress Scenario AFS Portfolio USD Offshore Libor Derivatives [Member] | Greater than 1 year [Member]
Risk Management and Report (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	28
Average Fluctuations of Market Factors for Maximum Stress Scenario AFS Portfolio Spread USD On/Off Derivatives [Member] | Less than 1 year [Member]
Risk Management and Report (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	2
Average Fluctuations of Market Factors for Maximum Stress Scenario AFS Portfolio Spread USD On/Off Derivatives [Member] | Greater than 1 year [Member]
Risk Management and Report (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	6